Loans Receivable (Details) - Schedule of loans receivable - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Borrower A [Member]
Loans Receivable (Details) - Schedule of loans receivable [Line Items]
Total loans receivable	$ 266,767
Borrower B [Member]
Loans Receivable (Details) - Schedule of loans receivable [Line Items]
Total loans receivable	199,893
Borrower C [Member]
Loans Receivable (Details) - Schedule of loans receivable [Line Items]
Total loans receivable	404,008
Borrower D [Member]
Loans Receivable (Details) - Schedule of loans receivable [Line Items]
Total loans receivable	1,590,000
Borrower E [Member]
Loans Receivable (Details) - Schedule of loans receivable [Line Items]
Total loans receivable	200,000
Total [Member]
Loans Receivable (Details) - Schedule of loans receivable [Line Items]
Total loans receivable	$ 2,660,668